Recent Accounting Standards (Details) - USD ($) $ in Millions	Jan. 01, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Aggregate lease liability		$ 36		$ 0
Right of use asset		35		0
Retained earnings		$ 1,851		$ 611
ASU 2016-02
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Aggregate lease liability			$ 25
Right of use asset			$ 23
Cumulative Effect, Period Of Adoption, Adjustment | Forecast | Minimum | ASU 2016-13
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Retained earnings	$ 75
Cumulative Effect, Period Of Adoption, Adjustment | Forecast | Maximum | ASU 2016-13
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Retained earnings	$ 135